Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Line Items]
SUBSEQUENT EVENTS
6.	SUBSEQUENT EVENTS

The Company evaluated subsequent events from December 31, 2025, the date of these financial statements, through the date on which the financial statements were issued (the “Issuance Date”), for events requiring recording or disclosure in the financial statements as of and for the year ended December 31, 2025. The Company concluded that no events have occurred that would require recognition or disclosure in the financial statements, except as described below.

On March 19, 2026, the Company consummated the previously announced business combination (the “Business Combination”) with dMY Squared Technology Group, Inc. (“dMY”). Upon closing of the Business Combination, the Company will continue as the holding company of the group and will be a publicly traded entity. On March 20, 2026, the Company’s Class A ordinary shares and warrants commenced trading on Nasdaq under the ticker symbols “HQ” and “HQWWW” respectively. The Closing of the Business Combination provides the group with gross proceeds of approximately US$120 million, consisting of funds held in dMY’s trust account (after redemptions) and proceeds from a concurrent PIPE financing.

On March 31, 2026, the Company and IonQ Quantum, Inc (“IonQ”) entered into a Quantum Systems Agreement, pursuant to which, the Company purchased, among other things, a dedicated trapped-ion quantum computing system from IonQ for an aggregate consideration of US$35 million. IonQ will procure, construct, install, and verify a trapped-ion quantum computing system meeting specified performance benchmarks and install it in a data center designated and operated by the Company.

DMY SQUARED TECHNOLOGY GROUP, INC [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

Note 11—Subsequent Events

The Company evaluated subsequent events and transactions that occurred up to the date the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment to or disclosure in the financial statements, except as noted below.

Subsequent to December 31, 2025, the Sponsor advanced an additional amount of approximately $165,000 to the Company, increasing the outstanding balance owed to Sponsor to approximately $2.6 million.

Subsequent to December 31, 2025, additional investors entered into subscription agreements in connection with the previously disclosed PIPE financing related to the proposed Business Combination with Horizon. In addition, on March 9, 2026, the parties amended the IonQ Side Letter relating to the PIPE financing. See Note 1 — Description of Business Combination for additional information.

On February 20, 2026, the Company entered into a consulting agreement with a consulting firm for strategic communications services in connection with the Proposed Business Combination. The agreement provides for a fee of $400,000 payable only upon completion of the Proposed Business Combination.

On March 17, 2026, the Company held a special meeting of shareholders for the purpose of seeking shareholder approval of the Proposed Business Combination and related matters. At such meeting, the Company’s shareholders approved the Proposed Business Combination with Horizon.